Note 4 - Advances for Vessels Under Construction	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Advances for Vessel Under Construction [Text Block]
4.	Advances for vessels under construction

On  June 29, 2021, the Company has signed a contract for the construction of two Eco design fuel efficient containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in Korea. The two newbuildings are scheduled to be delivered during the first and second quarter of 2023, respectively. The total consideration for these two newbuilding contracts is about $76.1 million which will be financed with a combination of debt and own cash. Within the year ended  December 31, 2021 the Company paid the first instalment of $3.8 million per vessel related to the construction of the vessels. The total balance of $7.6 million as of  December 31, 2021 is included under “Advances for vessels under construction” in the consolidated balance sheet. See Note 11 for schedule of outstanding payments to the yard.